Financial Instruments and Risk Management - Foreign currency risk (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2021 GBP (£)	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of fixed interest rate borrowings	84.00%	100.00%	84.00%	84.00%	84.00%
Accounts receivable	$ 6,494	$ 2,673
Accounts payable and accrued liabilities	18,532	6,421
Foreign currency risk | Currency in which supplementary information is displayed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	4,032	975	£ 1,323	€ 139	$ 2,570
Accounts receivable	889	653	474	73	342
Accounts payable and accrued liabilities	(4,406)	(1,728)	(609)	(1,281)	(2,516)
Net monetary assets	$ 515	(100)	£ 1,188	€ (1,069)	$ 396
United States dollars | Foreign currency risk | Currency in which supplementary information is displayed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 21	34
Decrease in impact of carrying value of net monetary assets	$ 21
Euro | Foreign currency risk | Currency in which supplementary information is displayed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	(5.00%)
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 29	39
Decrease in impact of carrying value of net monetary assets	$ 29
GBP | Foreign currency risk | Currency in which supplementary information is displayed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 37	$ 0
Decrease in impact of carrying value of net monetary assets	$ 37